Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables, Other Receivables and Prepayments [Abstract]
Schedule of trade receivables
	As at December 31,
	2022	2021
Trade receivables	37,487	18,952,763
Bad debt provision for trade receivables	(37,487)	(11,215,912)
	-	7,736,851

Schedule of other receivables
	As at December 31,
	2022	2021
Other receivables	318,643	344,437
Long-term receivable to be collected within 1 year	3,000,000	-
Prepayments	2,182,463	1,983,685
	5,501,106	2,328,122

Schedule of aging analysis of trade receivables
	As at December 31,
	2022	2021
Current	-	2,629,433
Past due for less than 4 months	-	1,411,252
Past due for more than 4 months	37,487	14,912,078
	37,487	18,952,763

Schedule of provision for doubtful debts
	2022	2021
As at January 1	11,215,912	4,923,646
Provision provided in the year	37,487	6,076,620
Reverse due to disposal of subsidiaries	(11,215,912)
Translation adjustment	-	215,646
As at December 31	37,487	11,215,912